FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  09/30/05

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [ x ] ;  Amendment Number: 1
This Amendment (Check only one.):	[ x ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	11/7/05

We inadvertantly attached the information table from June 2005 to our previous filing.

This is the corrected version for September 2005.
Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         65 data records

Form 13F Information Table Value Total:         59,660 (x$1000)


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ford Motor Co. Cap. Tr II 6.50                  345395206      259     7100 SH       SOLE                                       7100
Amdocs Limited                 COM              G02602103      208     7500 SH       SOLE                                       7500
American Express Co.           COM              025816109     2114    36800 SH       SOLE                     4750             32050
Anteon International Corp.     COM              03674E108      304     7100 SH       SOLE                      500              6600
Arthur J. Gallagher & Co.      COM              363576109     1868    64850 SH       SOLE                     9200             55650
AstraZeneca PLC (ADR)          COM              046353108      231     4900 SH       SOLE                     2800              2100
BB&T Corp.                     COM              054937107     1653    42325 SH       SOLE                     5100             37225
BP plc ADR                     COM              055622104      450     6346 SH       SOLE                     2100              4246
Bank Of America Corp           COM              060505104      363     8632 SH       SOLE                                       8632
Barclays PLC (ADR)             COM              06738E204      512    12550 SH       SOLE                     2950              9600
Bristol-Myers Squibb Co.       COM              110122108      520    21625 SH       SOLE                     2950             18675
Canon, Inc. (ADR)              COM              138006309     1671    30800 SH       SOLE                     2800             28000
Chevron Texaco Corp.           COM              166764100     1510    23328 SH       SOLE                     4405             18923
Chiquita Brands Int'l, Inc.    COM              170032809      349    12500 SH       SOLE                     4300              8200
Cimarex Energy Co.             COM              171798101     1056    23300 SH       SOLE                     2700             20600
Citigroup, Inc.                COM              172967101     1832    40250 SH       SOLE                     3550             36700
Clear Channel Communication    COM              184502102      383    11650 SH       SOLE                     4550              7100
Coca-Cola Co.                  COM              191216100     2264    52416 SH       SOLE                     9104             43312
Colgate-Palmolive              COM              194162103      343     6500 SH       SOLE                     1000              5500
Costco Wholesale               COM              22160K105      872    20230 SH       SOLE                     2905             17325
Diageo Plc (ADR)               COM              25243Q205     1312    22625 SH       SOLE                     1400             21225
Diebold, Inc.                  COM              253651103      231     6700 SH       SOLE                     2600              4100
Dr. Reddy's Laboratories       COM              256135203      533    27366 SH       SOLE                     3000             24366
Duke Energy Corp.              COM              264399106      655    22464 SH       SOLE                     4306             18158
Energy East Corp.              COM              29266M109     1554    61700 SH       SOLE                     8000             53700
FPL Group, Inc.                COM              302571104      866    18200 SH       SOLE                                      18200
First Data Corporation         COM              319963104     1241    31018 SH       SOLE                     5100             25918
Fiserv Inc.                    COM              337738108     1073    23390 SH       SOLE                     2600             20790
Garmin, Ltd.                   COM              G37260109     2265    33392 SH       SOLE                     3650             29742
General Dynamics               COM              369550108      708     5925 SH       SOLE                     1500              4425
General Electric               COM              369604103     2087    61985 SH       SOLE                     8062             53923
Goldman Sachs Group, Inc.      COM              38141G104      617     5075 SH       SOLE                     1500              3575
Home Depot                     COM              437076102     1660    43526 SH       SOLE                     5650             37876
Honda Motor Co., Ltd.(ADR)     COM              438128308     1803    63500 SH       SOLE                    10400             53100
Honeywell Int'l                COM              438516106     1222    32575 SH       SOLE                     5425             27150
IBM Corp.                      COM              459200101     1003    12508 SH       SOLE                     1300             11208
James Hardie Ind. N.V.  ADS    COM              47030M106      357    10400 SH       SOLE                     1300              9100
Jefferson-Pilot Corp.          COM              475070108     2218    43337 SH       SOLE                     5300             38037
Johnson & Johnson              COM              478160104     1784    28185 SH       SOLE                     3350             24835
Liberty Media Corp - A         COM              530718105      546    67787 SH       SOLE                    10872             56915
Microsoft Corp.                COM              594918104     2238    86970 SH       SOLE                    11400             75570
Omnicom Group, Inc.            COM              681919106     1001    11975 SH       SOLE                     2200              9775
Oracle Corp.                   COM              68389X105      126    10200 SH       SOLE                                      10200
P.F. Chang's China Bistro      COM              69333Y108      264     5900 SH       SOLE                     2000              3900
Perrigo Co.                    COM              714290103      243    16961 SH       SOLE                     4111             12850
Pfizer, Inc.                   COM              717081103     1789    71655 SH       SOLE                     8124             63531
Popular Inc.                   COM              733174106      746    30800 SH       SOLE                    19500             11300
R&G Financial Corp.            COM              749136107      191    13900 SH       SOLE                                      13900
Ryanair Holdings, PLC          COM              783513104      290     6366 SH       SOLE                     1400              4966
SAP Aktiengesellschaft ADR     COM              803054204      583    13450 SH       SOLE                     4450              9000
Scottish Power Adr             COM              81013T705      703    17480 SH       SOLE                     2000             15480
Scotts Miracle Gro Company     COM              810186106      205     2335 SH       SOLE                      401              1934
SiRF Technology Holdings Inc.  COM              82967H101      265     8800 SH       SOLE                     3600              5200
Sigma-Aldrich Corp.            COM              826552101      389     6065 SH       SOLE                     1300              4765
Solectron Corp.                COM              834182107       67    17200 SH       SOLE                     5400             11800
Southern Co                    COM              842587107     1717    48025 SH       SOLE                     8800             39225
Sysco Corporation              COM              871829107     1609    51305 SH       SOLE                     8605             42700
Tesco PLC SPN/ADR              COM              881575302      284    17300 SH       SOLE                     4500             12800
Teva Pharm. Indus. ADR         COM              881624209     1056    31600 SH       SOLE                     4100             27500
The Advisory Board Company     COM              00762W107      260     5000 SH       SOLE                                       5000
United Technologies Corp.      COM              913017109     2094    40400 SH       SOLE                     5600             34800
Waters Corporation             COM              941848103      245     5900 SH       SOLE                     2000              3900
West Marine, Inc.              COM              954235107      273    18500 SH       SOLE                     3500             15000
Westwood One                   COM              961815107      241    12100 SH       SOLE                     1400             10700
Williams-Sonoma                COM              969904101      280     7300 SH       SOLE                     3000              4300